Variable Portfolio – Managed Risk Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 54.8%
	Shares	Value ($)
International 16.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,295,238	18,483,051
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,028,576	23,064,906
Total		41,547,957
U.S. Large Cap 35.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	152,152	16,726,095
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	715,873	16,307,599
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,210,900	55,180,693
Total		88,214,387
U.S. Small Cap 3.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	118,530	4,079,789
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	102,477	4,044,772
Total		8,124,561
Total Equity Funds (Cost $89,229,198)		137,886,905

Exchange-Traded Equity Funds 2.9%

U.S. Mid Cap 2.9%
iShares Core S&P Mid-Cap ETF	118,000	7,353,760
Total Exchange-Traded Equity Funds (Cost $6,211,840)		7,353,760

Exchange-Traded Fixed Income Funds 3.1%

Investment Grade 3.1%
iShares Core U.S. Aggregate Bond ETF	5,750	582,302
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,270	2,967,985
Vanguard Intermediate-Term Corporate Bond ETF	47,450	3,973,937
Vanguard Total Bond Market ETF	5,000	375,550
Total		7,899,774
Total Exchange-Traded Fixed Income Funds (Cost $7,438,704)		7,899,774

Fixed Income Funds 29.3%
	Shares	Value ($)
Investment Grade 29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,111,130	35,602,380
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,855,801	38,095,318
Total		73,697,698
Total Fixed Income Funds (Cost $80,829,281)		73,697,698

Residential Mortgage-Backed Securities - Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	6,791,000	6,122,141
10/17/2039- 10/15/2054	3.500%	2,290,000	2,160,975
10/17/2039- 10/15/2054	4.000%	4,998,000	4,838,653
10/15/2054	4.500%	3,690,000	3,627,370
10/15/2054	5.000%	2,240,000	2,238,512
Total Residential Mortgage-Backed Securities - Agency (Cost $19,119,473)			18,987,651

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $50,253)	65,590

Put Option Contracts Purchased 0.5%

(Cost $1,361,150)	1,302,550

Money Market Funds 8.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	20,775,372	20,773,295
Total Money Market Funds (Cost $20,765,474)		20,773,295
Total Investments in Securities (Cost: $225,005,373)		267,967,223
Other Assets & Liabilities, Net		(16,281,483)
Net Assets		251,685,740
At September 30, 2024, securities and/or cash totaling $2,823,005 were pledged as collateral.

Variable Portfolio – Managed Risk Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
344,312 USD	500,000 AUD	Barclays	11/15/2024	1,573	—
2,009,969 USD	21,250,000 NOK	Barclays	11/15/2024	4,449	—
750,000 EUR	842,155 USD	Citi	11/15/2024	5,729	—
880,792 USD	1,300,000 AUD	Citi	11/15/2024	18,510	—
1,150,000 CHF	1,368,611 USD	HSBC	11/15/2024	2,825	—
1,100,000 EUR	1,226,362 USD	Morgan Stanley	11/15/2024	—	(396)
480,128 USD	5,000,000 NOK	Morgan Stanley	11/15/2024	—	(6,147)
500,000 CHF	593,426 USD	UBS	11/15/2024	—	(394)
596,454 USD	6,000,000 SEK	Wells Fargo	11/15/2024	—	(4,364)
Total				33,086	(11,301)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	21	10/2024	EUR	2,497,194	42,722	—
S&P 500 Index E-mini	27	12/2024	USD	7,849,238	178,933	—
S&P/TSX 60 Index	1	12/2024	CAD	288,880	2,591	—
U.S. Long Bond	13	12/2024	USD	1,614,438	—	(550)
U.S. Treasury 2-Year Note	24	12/2024	USD	4,997,813	16,670	—
U.S. Treasury 5-Year Note	31	12/2024	USD	3,406,367	11,683	—
U.S. Treasury 5-Year Note	1	12/2024	USD	109,883	—	(424)
U.S. Treasury Ultra Bond	1	12/2024	USD	133,094	61	—
U.S. Treasury Ultra Bond	12	12/2024	USD	1,597,125	—	(3,025)
Total					252,660	(3,999)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(5)	12/2024	EUR	(2,437,875)	—	(85,847)
Euro STOXX 50 Index	(21)	12/2024	EUR	(1,056,300)	—	(35,753)
FTSE 100 Index	(11)	12/2024	GBP	(911,735)	17,498	—
OMXS30 Index	(20)	10/2024	SEK	(5,251,500)	—	(13,631)
Russell 2000 Index E-mini	(40)	12/2024	USD	(4,498,400)	—	(245,299)
S&P 500 Index E-mini	(25)	12/2024	USD	(7,267,813)	—	(93,383)
SPI 200 Index	(12)	12/2024	AUD	(2,491,800)	—	(23,594)
TOPIX Index	(11)	12/2024	JPY	(291,225,000)	—	(74,469)
U.S. Treasury 10-Year Note	(6)	12/2024	USD	(685,688)	2,097	—
Total					19,595	(571,976)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,690.00	12/20/2024	34,801	47,080
S&P 500 Index	Morgan Stanley	USD	576,248	1	5,765.00	12/20/2024	15,452	18,510
Total							50,253	65,590

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	23,049,920	40	4,300.00	12/19/2025	336,501	306,600
S&P 500 Index	Morgan Stanley	USD	10,372,464	18	4,500.00	12/19/2025	163,432	168,660
S&P 500 Index	Morgan Stanley	USD	16,134,944	28	4,600.00	06/18/2026	412,937	398,160
Variable Portfolio – Managed Risk Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2024 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	12,677,456	22	4,500.00	06/18/2026	305,438	286,330
S&P 500 Index	Morgan Stanley	USD	6,914,976	12	4,400.00	06/18/2026	142,842	142,800
Total							1,361,150	1,302,550

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(576,248)	(1)	5,765.00	12/20/2024	(15,448)	(13,770)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,690.00	12/20/2024	(33,198)	(23,310)
Total							(48,646)	(37,080)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	Morgan Stanley	12/20/2029	1.000	Quarterly	0.530	USD	6,000,000	(523)	—	—	—	(523)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	20,936,974	26,915,368	(27,080,633)	1,586	20,773,295	—	540	817,536	20,775,372
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,551,036	17,070	(521,301)	2,679,290	16,726,095	—	485,501	—	152,152
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,909,426	2,205,831	(1,155,506)	642,629	35,602,380	—	(293,090)	1,674,354	4,111,130
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,481,681	915,895	(2,380,406)	1,465,881	18,483,051	—	(238,183)	826,409	1,295,238
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	14,420,722	12,138	(678,706)	2,553,445	16,307,599	—	248,416	—	715,873
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	36,183,291	1,889,529	(689,482)	711,980	38,095,318	—	(98,840)	1,349,178	3,855,801
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	48,309,589	31,408	(2,572,241)	9,411,937	55,180,693	—	891,667	—	1,210,900
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	20,303,869	529,597	(132,984)	2,364,424	23,064,906	—	(22,656)	271,362	2,028,576

Variable Portfolio – Managed Risk Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,588,032	962	(3,843,567)	334,362	4,079,789	—	612,001	—	118,530
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,593,844	16,575	(3,168,128)	(397,519)	4,044,772	—	772,971	—	102,477
Total	222,278,464			19,768,015	232,357,898	—	2,358,327	4,938,839

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7043_12_C01_(11/24)